Risk Management - Summary of Estimated Expected Credit Losses From All Macoreconomic Scenarios (Detail) $ in Millions	Dec. 31, 2023 CAD ($)
Disclosure In Tabular Form Of Estimated Expected Credit Losses From All Macoreconomic Scenarios [Line Items]
Probability-weighted ECLs	$ 929
Base ECLs	659
Difference – in amount	$ 270
Difference – in percentage	29.08%